Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Provision for Income Taxes [Abstract]
Current	$ 11,590	$ 16,459	$ 13,889
Deferred	277,874	(207,488)	(321,057)
Total income tax (recovery)	$ 289,464	$ (191,029)	$ (307,168)